UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  5300 Meadows Road, Suite 250
          Lake Oswego, OR  97035-8234

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian Ferrie
Title:  Vice President, Treasurer & Chief Compliance Officer
Phone:  (503) 726-4384

Signature, Place, and Date of Signing:

     /s/ BRIAN FERRIE                             February 16, 2009
     -----------------------------         -----------------------------
         Brian Ferrie                              Lake Oswego, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     40
                                        ----------------
Form 13F Information Table Value Total:     $3,156,102
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                       Jensen Investment Management, Inc.
                                December 31, 2009

         ITEM 1                          ITEM 2          ITEM 3        ITEM 4      ITEM 5

                                                                        Fair
                                                                       Market       Number
                                                                       Value         of
Name of Issuer                      Title of Class     Cusip #      (thousands)     Shares
-----------------------             --------------   ------------   -----------   -----------
3M Co                               Common           88579Y101      154,389        1,867,531
Abbott Labs Com                     Common           002824100      136,484        2,527,942
Adobe Systems Inc                   Common           00724F101       88,394        2,403,305
Ametek                              Common           031100100       90,558        2,368,156
Amphenol                            Common           032095101      106,531        2,306,856
Automatic Data Processing           Common           053015103      116,148        2,712,463
Bard (C.R.)                         Common           067383109      108,856        1,397,380
Bristol Myers Squibb Co Com         Common           110122108          855           33,850
Clorox Co                           Common           189054109       82,991        1,360,512
Coca-Cola Co                        Common           191216100       93,556        1,641,338
Cognizant Tech Solutions            Common           192446102      116,485        2,571,410
Colgate-Palmolive Co                Common           194162103      114,719        1,396,453
Danaher Corp                        Common           235851102       81,549        1,084,423
Dionex Corp                         Common           254546104        2,104           28,482
Ecolab, Inc.                        Common           278865100       73,269        1,643,548
Emerson Electric Co                 Common           291011104      112,710        2,645,767
Equifax Inc                         Common           294429105      115,986        3,754,817
Exxon Mobil Corp                    Common           30231G102          234            3,432
General Electric Co                 Common           369604103          177           11,673
Heinz H J Co                        Common           423074103          229            5,350
International Business Machine      Common           459200101          407            3,112
Johnson & Johnson                   Common           478160104      131,514        2,041,825
Medtronic Inc                       Common           585055106      143,505        3,262,954
Microsoft Corp Com                  Common           594918104      161,451        5,295,212
Nestle SA ADR                       Common           641069406          328            6,750
Nike Inc Cl B                       Common           654106103          548            8,289
Omnicom Group Inc                   Common           681919106      116,928        2,986,663
Oracle Corp                         Common           68389X105      124,764        5,084,105
Paychex Inc                         Common           704326107       71,355        2,328,826
Pepsico Inc                         Common           713448108      124,378        2,045,697
Praxair Inc                         Common           74005P104       77,008          958,890
Procter & Gamble Co                 Common           742718109      115,978        1,912,885
Stryker Corp                        Common           863667101      104,144        2,067,583
Sysco Corp                          Common           871829107       94,074        3,366,988
T Rowe Price Group Inc              Common           74144T108       72,550        1,362,433
United Technologies                 Common           913017109      116,115        1,672,886
Vanguard Div App ETF                Common           921908844          675           14,400
Walgreen Company                    Common           931422109          316            8,610
Waters Corp                         Common           941848103      102,461        1,653,670
Wells Fargo & Co                    Common           949746101        1,379           51,100

                                                                  3,156,102       67,897,566
                                                                  =========       ==========


         ITEM 1                             ITEM 6      ITEM 7                     ITEM 8

                                                                                    Voting
                                                                                  Authority
                                           Investment     Other         Sole        Shared      None
Name of Issuer                             Discretion   Managers      (Shares)     (Shares)   (Shares)
-----------------------                    ----------   --------    -----------  -----------  --------
3M Co                                       Sole                    1,650,441                  217,090
Abbott Labs Com                             Sole                    2,263,507                  264,435
Adobe Systems Inc                           Sole                    2,131,975                  271,330
Ametek                                      Sole                    2,089,075                  279,081
Amphenol                                    Sole                    2,033,265                  273,591
Automatic Data Processing                   Sole                    2,409,467                  302,996
Bard (C.R.)                                 Sole                    1,239,640                  157,740
Bristol Myers Squibb Co Com                 Sole                       33,850                        -
Clorox Co                                   Sole                    1,206,028                  154,484
Coca-Cola Co                                Sole                    1,454,105                  187,233
Cognizant Tech Solutions                    Sole                    2,275,520                  295,890
Colgate-Palmolive Co                        Sole                    1,239,470                  156,983
Danaher Corp                                Sole                      957,082                  127,341
Dionex Corp                                 Sole                       25,232                    3,250
Ecolab, Inc.                                Sole                    1,454,505                  189,043
Emerson Electric Co                         Sole                    2,339,449                  306,318
Equifax Inc                                 Sole                    3,325,246                  429,571
Exxon Mobil Corp                            Sole                        3,432                        -
General Electric Co                         Sole                        7,373                    4,300
Heinz H J Co                                Sole                        5,350                        -
International Business Machine              Sole                        3,112                        -
Johnson & Johnson                           Sole                    1,836,780                  205,045
Medtronic Inc                               Sole                    2,885,400                  377,554
Microsoft Corp Com                          Sole                    4,686,163                  609,049
Nestle SA ADR                               Sole                        6,750                        -
Nike Inc Cl B                               Sole                        8,289                        -
Omnicom Group Inc                           Sole                    2,643,903                  342,760
Oracle Corp                                 Sole                    4,494,165                  589,940
Paychex Inc                                 Sole                    2,058,546                  270,280
Pepsico Inc                                 Sole                    1,816,514                  229,183
Praxair Inc                                 Sole                      865,888                   93,002
Procter & Gamble Co                         Sole                    1,706,110                  206,775
Stryker Corp                                Sole                    1,841,140                  226,443
Sysco Corp                                  Sole                    2,975,871                  391,117
T Rowe Price Group Inc                      Sole                    1,205,410                  157,023
United Technologies                         Sole                    1,481,360                  191,526
Vanguard Div App ETF                        Sole                       14,400                        -
Walgreen Company                            Sole                        5,000                    3,610
Waters Corp                                 Sole                    1,462,000                  191,670
Wells Fargo & Co                            Sole                       50,000                    1,100